FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04267
                                   ---------

                         INSTITUTIONAL FIDUCIARY TRUST
                         -----------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  6/30
                          ----

Date of reporting period:  9/30/05
                           -------



Item 1. Schedule of Investments.

INSTITUTIONAL FIDUCIARY TRUST

QUARTERLY STATEMENTS OF INVESTMENTS
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------

CONTENTS

Franklin Cash Reserves Fund ...............................................    3

Franklin Structured Large Cap Core Equity Fund ............................    4

Franklin Structured Large Cap Growth Equity Fund ..........................   10

Money Market Portfolio ....................................................   17

Notes to Statements of Investments ........................................   19

The Money Market Portfolios ...............................................   20


                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                                         Quarterly Statements of Investments | 1
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

INSTITUTIONAL FIDUCIARY TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
FRANKLIN CASH RESERVES FUND                         SHARES           VALUE
--------------------------------------------------------------------------------
MUTUAL FUND (COST $191,062,826) 100.4%
The Money Market Portfolio ....................    191,062,826   $ 191,062,826
OTHER ASSETS, LESS LIABILITIES (0.4)% .........                       (812,300)
                                                                 --------------
NET ASSETS 100.0% .............................                  $ 190,250,526
                                                                 ==============


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 3

INSTITUTIONAL FIDUCIARY TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

-------------------------------------------------------------------------------
   FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND             SHARES    VALUE
-------------------------------------------------------------------------------
   COMMON STOCKS 99.3%
   COMMERCIAL SERVICES 2.3%
   Deluxe Corp. ...........................................      473   $ 18,996
(a)Dun & Bradstreet Corp. .................................       90      5,928
   FactSet Research Systems Inc. ..........................      229      8,070
   Moody's Corp. ..........................................      384     19,615
(a)R.H. Donnelley Corp. ...................................      198     12,525
   SEI Investment Co. .....................................      159      5,975
(a)Universal Technical Institute Inc. .....................        5        178
                                                                       --------
                                                                         71,287
                                                                       --------
   COMMUNICATIONS 3.8%
   Alltel Corp. ...........................................      135      8,790
   AT&T Corp. .............................................      641     12,692
   BellSouth Corp. ........................................      472     12,413
(a)Dobson Communications Corp. ............................    1,451     11,144
   SBC Communications Inc. ................................      735     17,618
   Sprint Nextel Corp. ....................................      969     23,043
   Verizon Communications Inc. ............................      928     30,336
                                                                       --------
                                                                        116,036
                                                                       --------
   CONSUMER DURABLES 1.6%
   Ford Motor Co. .........................................    2,306     22,737
(a)NVR Inc. ...............................................       19     16,814
   Polaris Industries Inc. ................................       86      4,261
   Standard Pacific Corp. .................................      100      4,151
   Winnebago Industries Inc. ..............................       19        551
                                                                       --------
                                                                         48,514
                                                                       --------
   CONSUMER NON-DURABLES 9.4%
   Altria Group Inc. ......................................      442     32,580
   Anheuser-Busch Cos. Inc. ...............................      536     23,069
   Chiquita Brands International Inc. .....................      170      4,751
   Clorox Co. .............................................       94      5,221
   Coca-Cola Co. ..........................................    1,147     49,539
   Colgate-Palmolive Co. ..................................      511     26,976
   Gillette Co. ...........................................      278     16,180
(a)Gold Kist Inc. .........................................    1,251     24,457
   K-Swiss Inc., A ........................................      584     17,269
   Loews Corp. - Carolina Group ...........................       17        674
   PepsiCo Inc. ...........................................      523     29,659
   Pilgrims Pride Corp. ...................................       96      3,494
   Procter & Gamble Co. ...................................      802     47,687
   Yankee Candle Co. ......................................      139      3,406
                                                                       --------
                                                                        284,962
                                                                       --------
   CONSUMER SERVICES 4.3%
(a)Apollo Group Inc., A ...................................      137      9,095
   Cendant Corp. ..........................................       88      1,816
   Choice Hotels International Inc. .......................      456     29,476
   Clear Channel Communications Inc. ......................      175      5,756


4| Quarterly Statements of Investments

INSTITUTIONAL FIDUCIARY TRUST

-------------------------------------------------------------------------------
   FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND            SHARES     VALUE
-------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   CONSUMER SERVICES (CONT.)
(a)Comcast Corp. .......................................       183     $  5,377
   Dow Jones & Co. Inc. ................................        62        2,368
   EchoStar Communications Corp., A ....................       903       26,702
   Gannett Co. Inc. ....................................        21        1,445
   H&R Block Inc. ......................................       206        4,940
   Regal Entertainment Group, A ........................       452        9,058
   Time Warner Inc. ....................................       128        2,318
   Viacom Inc., B ......................................       439       14,491
   The Walt Disney Co. .................................       767       18,508
(a)Weight Watchers International Inc. ..................         2          103
                                                                       --------
                                                                        131,453
                                                                       --------
   DISTRIBUTION SERVICES 1.4%
   Cardinal Health Inc. ................................       230       14,591
   SYSCO Corp. .........................................       890       27,919
                                                                       --------
                                                                         42,510
                                                                       --------
   ELECTRONIC TECHNOLOGY 9.4%
(a)Altera Corp. ........................................       141        2,695
   Applied Materials Inc. ..............................       405        6,869
   Boeing Co. ..........................................       211       14,337
(a)Cisco Systems Inc. ..................................     2,522       45,219
(a)Dell Inc. ...........................................     1,425       48,735
(a)Freescale Semiconductor Inc., B .....................       784       18,487
   General Dynamics Corp. ..............................        81        9,684
   Hewlett-Packard Co. .................................       319        9,315
   Intel Corp. .........................................     2,639       65,051
   Linear Technology Corp. .............................        82        3,082
   Lockheed Martin Corp. ...............................        78        4,761
   Motorola Inc. .......................................       689       15,220
   Nokia Corp., ADR (Finland) ..........................     1,353       22,879
   Rockwell Automation Inc. ............................       131        6,930
(a)Tessera Technologies Inc. ...........................       167        4,995
(a)Varian Inc. .........................................         8          275
(a)Western Digital Corp. ...............................       681        8,805
                                                                       --------
                                                                        287,339
                                                                       --------
   ENERGY MINERALS 9.3%
   Chevron Corp. .......................................       455       29,452
   ConocoPhillips ......................................       526       36,773
   ExxonMobil Corp. ....................................     2,044      129,876
   Frontier Oil Corp. ..................................        51        2,262
(a)NRG Energy Inc. .....................................       444       18,914
   Occidental Petroleum Corp. ..........................        13        1,111
   Royal Dutch Shell PLC, A, ADR (United Kingdom) ......       133        8,730
   Sunoco Inc. .........................................       400       31,280
   Valero Energy Corp. .................................       207       23,403
                                                                       --------
                                                                        281,801
                                                                       ========


                                         Quarterly Statements of Investments | 5

INSTITUTIONAL FIDUCIARY TRUST

-----------------------------------------------------------------------------
   FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND           SHARES    VALUE
-----------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   FINANCE 17.9%
   AFLAC Inc. ............................................     793   $ 35,923
(a)Alleghany Corp. .......................................      79     24,174
(a)Allmerica Financial Corp. .............................     127      5,225
   American Express Co. ..................................      64      3,676
   American International Group Inc. .....................     275     17,039
(a)AmeriCredit Corp. .....................................      49      1,170
(a)Ameritrade Holding Corp. ..............................     527     11,320
   Bank of America Corp. .................................   1,203     50,646
   Bank of New York Co. Inc. .............................     263      7,735
(a)Berkshire Hathaway Inc., B ............................       1      2,731
   BlackRock Inc., A .....................................     147     13,027
   Capital One Financial Corp. ...........................     132     10,497
   Chubb Corp. ...........................................     164     14,686
   Cincinnati Financial Corp. ............................     204      8,546
   Citigroup Inc. ........................................   1,362     61,998
   Commerce Group Inc. ...................................     117      6,788
   Countrywide Financial Corp. ...........................     110      3,628
   Downey Financial Corp. ................................     201     12,241
   Fannie Mae ............................................     726     32,539
   Federated Investors Inc., B ...........................     471     15,651
   Genworth Financial Inc., A ............................     219      7,061
   Hartford Financial Services Group Inc. ................      24      1,852
   JPMorgan Chase & Co. ..................................     273      9,263
   LandAmerica Financial Group Inc. ......................      47      3,039
   M&T Bank Corp. ........................................      91      9,620
   MGIC Investment Corp. .................................      38      2,440
   Nationwide Financial Services Inc., A .................     235      9,412
   Northern Trust Corp. ..................................      77      3,892
   Ohio Casualty Corp. ...................................      90      2,441
   Old Republic International Corp. ......................     451     12,028
   Pacific Capital Bancorp ...............................     275      9,155
(a)PHH Corp. .............................................       4        110
   The Progressive Corp. .................................     102     10,686
   Protective Life Corp. .................................     101      4,159
(a)Providian Financial Corp. .............................      48        849
   Prudential Financial Inc. .............................      65      4,391
   SAFECO Corp. ..........................................     314     16,761
   Selective Insurance Group Inc. ........................     341     16,675
   StanCorp Financial Group Inc. .........................       1         84
   State Auto Financial Corp. ............................     136      4,303
   UICI ..................................................     287     10,332
   Wachovia Corp. ........................................     122      5,806
   Washington Mutual Inc. ................................     656     25,728
   Wells Fargo & Co. .....................................     596     34,908
                                                                     --------
                                                                      544,235
                                                                     --------


6 | Quarterly Statements of Investments

INSTITUTIONAL FIDUCIARY TRUST

-----------------------------------------------------------------------------
   FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND            SHARES   VALUE
-----------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   HEALTH SERVICES 3.8%
   CIGNA Corp. ...........................................     298   $ 35,122
(a)Express Scripts Inc. ..................................     581     36,138
   HCA Inc. ..............................................     107      5,128
   IMS Health Inc. .......................................     547     13,768
   LCA-Vision Inc. .......................................     128      4,751
(a)Sierra Health Services Inc. ...........................     130      8,953
   UnitedHealth Group Inc. ...............................     234     13,151
                                                                     --------
                                                                      117,011
                                                                     --------
   HEALTH TECHNOLOGY 9.9%
   Abbott Laboratories ...................................     445     18,868
   Alpharma Inc., A ......................................     372      9,252
(a)Amgen Inc. ............................................     326     25,972
(a)Boston Scientific Corp. ...............................     202      4,721
   Bristol-Myers Squibb Co. ..............................     608     14,628
   Johnson & Johnson .....................................     982     62,141
   Medtronic Inc. ........................................     369     19,786
   Mentor Corp. ..........................................     208     11,442
   Merck & Co. Inc. ......................................     622     16,925
   Pall Corp. ............................................     252      6,930
   Pfizer Inc. ...........................................   2,636     65,821
(a)Thoratec Corp. ........................................       3         53
(a)Waters Corp. ..........................................     319     13,270
   Wyeth .................................................     688     31,834
                                                                     --------
                                                                      301,643
                                                                     --------
   INDUSTRIAL SERVICES 0.9%
(a)Cal Dive International Inc. ...........................     406     25,745
   Diamond Offshore Drilling Inc. ........................      45      2,756
                                                                     --------
                                                                       28,501
                                                                     --------
   NON-ENERGY MINERALS 1.7%
   Eagle Materials Inc. ..................................     146     17,720
   Freeport McMoRan Copper & Gold Inc., B ................     131      6,365
   Louisiana-Pacific Corp. ...............................      48      1,329
   Nucor Corp. ...........................................     337     19,880
   Phelps Dodge Corp. ....................................      32      4,158
   Quanex Corp. ..........................................      18      1,192
                                                                     --------
                                                                       50,644
                                                                     --------
   PROCESS INDUSTRIES 0.8%
   Agrium Inc. (Canada) ..................................      65      1,428
   Dow Chemical Co. ......................................     266     11,084
   Eastman Chemical Co. ..................................     223     10,475
                                                                     --------
                                                                       22,987
                                                                     --------

                                         Quarterly Statements of Investments | 7

INSTITUTIONAL FIDUCIARY TRUST

-----------------------------------------------------------------------------
   FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND           SHARES    VALUE
-----------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   PRODUCER MANUFACTURING 5.1%
   3M Co. ................................................     522   $ 38,294
   Cummins Inc. ..........................................      57      5,015
   Emerson Electric Co. ..................................       4        287
(a)Energizer Holdings Inc. ...............................     142      8,051
   General Electric Co. ..................................   1,769     59,562
   Graco Inc. ............................................      28        960
   Honeywell International Inc. ..........................     193      7,238
(a)Terex Corp. ...........................................      39      1,928
   Tyco International Ltd. ...............................     100      2,785
   United Technologies Corp. .............................     318     16,485
   Walter Industries Inc. ................................     278     13,600
                                                                     --------
                                                                      154,205
                                                                     --------
   REAL ESTATE INVESTMENT TRUSTS 0.6%
   American Home Mortgage Investment Corp. ...............      14        424
   Avalonbay Communities Inc. ............................     194     16,626
   Saxon Capital Inc. ....................................      17        201
                                                                     --------
                                                                       17,251
                                                                     --------
   RETAIL TRADE 4.7%
   Abercrombie & Fitch Co., A ............................     498     24,825
(a)Aeropostale Inc. ......................................     394      8,372
(a)AutoZone Inc. .........................................      99      8,242
   Best Buy Co. Inc. .....................................     183      7,966
(a)The Children's Place Retail Stores Inc. ...............     244      8,696
   GAP Inc. ..............................................     120      2,092
   Home Depot Inc. .......................................     254      9,687
(a)IAC/InterActiveCorp ...................................     597     15,134
   Limited Brands Inc. ...................................     253      5,169
   Movie Gallery Inc. ....................................     120      1,247
(a)Pacific Sunwear of California Inc. ....................      73      1,565
(a)Payless Shoesource Inc. ...............................     164      2,854
   Wal-Mart Stores Inc. ..................................   1,046     45,836
                                                                     --------
                                                                      141,685
                                                                     --------
   TECHNOLOGY SERVICES 7.5%
(a)Accenture Ltd., A (Bermuda) ...........................      91      2,317
   Autodesk Inc. .........................................     618     28,700
   Automatic Data Processing Inc. ........................     202      8,694
(a)CSG Systems International Inc. ........................     161      3,495
(a)Earthlink Inc. ........................................   1,858     19,881
   First Data Corp. ......................................      91      3,640
(a)Intergraph Corp. ......................................     510     22,802
   International Business Machines Corp. .................     349     27,997
(a)Internet Security Systems Inc. ........................     206      4,946
(a)Intuit Inc. ...........................................      68      3,047
(a)Mercury Interactive Corp. .............................      87      3,445
   Microsoft Corp. .......................................   2,850     73,331


8 | Quarterly Statements of Investments

INSTITUTIONAL FIDUCIARY TRUST

-----------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                        SHARES        VALUE
-----------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  TECHNOLOGY SERVICES (CONT.)
(a)MicroStrategy Inc. .............................................           17    $    1,195
(a)NAVTEQ Corp. ...................................................           52         2,597
(a)Novell Inc. ....................................................          142         1,058
(a)Oracle Corp. ...................................................          459         5,687
(a)Parametric Technology Corp. ....................................        1,760        12,267
   United Online Inc. .............................................          240         3,324
                                                                                    -----------
                                                                                       228,423
                                                                                    -----------
   TRANSPORTATION 2.0%
   Burlington Northern Santa Fe Corp. .............................           99         5,920
(a)Continental Airlines Inc., B ...................................          402         3,883
   Overseas Shipholding Group Inc. ................................          429        25,024
(a)Yellow Roadway Corp. ...........................................          597        24,728
                                                                                    -----------
                                                                                        59,555
                                                                                    -----------
   UTILITIES 2.9%
   Edison International ...........................................          313        14,799
   Northwestern Corp. .............................................          365        11,019
   PG&E Corp. .....................................................          511        20,057
   TXU Corp. ......................................................          375        42,330
                                                                                    -----------
                                                                                        88,205
                                                                                    -----------
    TOTAL COMMON STOCKS (COST $2,780,584) .........................                  3,018,247
                                                                                    -----------
   SHORT TERM INVESTMENT (COST $22,053) 0.7%
   MONEY FUND 0.7%
(b)Franklin Institutional Fiduciary Trust Money Market Portfolio ..       22,053        22,053
                                                                                    -----------
   TOTAL INVESTMENTS (COST $2,802,637) 100.0% .....................                  3,040,300
   OTHER ASSETS, LESS LIABILITIES 0.0%(c) .........................                       (931)
                                                                                    -----------
   NET ASSETS 100.0% ..............................................                 $3,039,369
                                                                                    ===========

See Selected Portfolio Abbreviations on page 18.

(a)   Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

(c)   Rounds to less than 0.05% of net assets.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 9

INSTITUTIONAL FIDUCIARY TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------
   FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND      COUNTRY       SHARES     VALUE
-----------------------------------------------------------------------------------------
   COMMON STOCKS 99.6%
   COMMERCIAL SERVICES 1.6%
   Administaff Inc. ...............................   United States        124   $  4,928
   Moody's Corp. ..................................   United States        242     12,361
(a)R.H. Donnelley Corp. ...........................   United States        130      8,224
   Robert Half International Inc. .................   United States        554     19,717
                                                                                 --------
                                                                                   45,230
                                                                                 --------
   COMMUNICATIONS 1.2%
   America Movil SA de CV, L, ADR .................      Mexico             29        763
   AT&T Corp. .....................................   United States        263      5,208
   Partner Communications Co. Ltd., ADR ...........      Israel            814      6,989
   Sprint Nextel Corp. ............................   United States        230      5,469
   Telefonos de Mexico SA de CV (Telmex), L, ADR ..      Mexico            722     15,357
                                                                                 --------
                                                                                   33,786
                                                                                 --------
   CONSUMER DURABLES 1.1%
(a)Electronic Arts Inc. ...........................   United States        162      9,216
   Ford Motor Co. .................................   United States      1,517     14,958
(a)Meritage Homes Corp. ...........................   United States         93      7,129
(a)Toll Brothers Inc. .............................   United States          4        179
                                                                                 --------
                                                                                   31,482
                                                                                 --------
   CONSUMER NON-DURABLES 8.0%
   American Greetings Corp., A ....................   United States        104      2,850
   Anheuser-Busch Cos. Inc. .......................   United States        161      6,929
   Clorox Co. .....................................   United States        108      5,998
   Coca-Cola Co. ..................................   United States        777     33,559
   Coca-Cola Femsa SA de CV, L, ADR ...............      Mexico            344      9,188
   Colgate-Palmolive Co. ..........................   United States        261     13,778
   Gillette Co. ...................................   United States         90      5,238
(a)Guess? Inc. ....................................   United States         78      1,672
   K-Swiss Inc., A ................................   United States        200      5,914
   Loews Corp. - Carolina Group ...................   United States        208      8,243
   Nike Inc., B ...................................   United States         30      2,450
   PepsiCo Inc. ...................................   United States        599     33,969
   Phillips Van Heusen Corp. ......................   United States         54      1,675
   Polo Ralph Lauren Corp. ........................   United States         20      1,006
   Procter & Gamble Co. ...........................   United States      1,403     83,422
   Reynolds American Inc. .........................   United States         24      1,993
(a)Tommy Hilfiger Corp. ...........................   United States        454      7,877
   Yankee Candle Co. ..............................   United States         55      1,348
                                                                                 --------
                                                                                  227,109
                                                                                 --------
   CONSUMER SERVICES 4.5%
   Ameristar Casinos Inc. .........................   United States        148      3,084
(a)Apollo Group Inc., A ...........................   United States        196     13,145
(a)Argosy Gaming Co. ..............................   United States         61      2,866
(a)eBay Inc. ......................................   United States        243     10,012
   Hilton Hotels Corp. ............................   United States        231      5,156


10 | Quarterly Statements of Investments

INSTITUTIONAL FIDUCIARY TRUST

--------------------------------------------------------------------------------------------
   FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND         COUNTRY       SHARES     VALUE
--------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   CONSUMER SERVICES (CONT.)
   IHOP Corp. ........................................   United States          2   $     82
   International Game Technology .....................   United States        110      2,970
   Intrawest Corp. ...................................      Canada            293      7,999
(a)Jack In the Box Inc. ..............................   United States         32        957
   Landry's Restaurant Inc. ..........................   United States        228      6,680
(a)Penn National Gaming Inc. .........................   United States         44      1,369
   Sinclair Broadcast Group Inc., A ..................   United States        172      1,526
(a)Univision Communications Inc., A ..................   United States        814     21,595
(a)Vail Resorts Inc. .................................   United States        179      5,146
   Viacom Inc., B ....................................   United States        535     17,660
   The Walt Disney Co. ...............................   United States      1,175     28,353
(a)XM Satellite Radio Holdings Inc., A ...............   United States          6        216
                                                                                    --------
                                                                                     128,816
                                                                                    --------
   DISTRIBUTION SERVICES 1.7%
   Cardinal Health Inc. ..............................   United States        218     13,830
(a)Performance Food Group Co. ........................   United States        412     13,003
   SYSCO Corp. .......................................   United States        717     22,492
                                                                                    --------
                                                                                      49,325
                                                                                    --------
   ELECTRONIC TECHNOLOGY 16.7%
(a)Agilent Technologies Inc. .........................   United States        366     11,986
(a)Altera Corp. ......................................   United States        289      5,523
(a)Apple Computer Inc. ...............................   United States         55      2,949
   Applied Materials Inc. ............................   United States      1,860     31,546
(a)ARGON ST Inc. .....................................   United States         93      2,729
   Boeing Co. ........................................   United States        196     13,318
(a)Cisco Systems Inc. ................................   United States      4,519     81,026
(a)Corning Inc. ......................................   United States        171      3,305
(a)Dell Inc. .........................................   United States      1,921     65,698
(a)EMC Corp. .........................................   United States        635      8,217
   Intel Corp. .......................................   United States      4,069    100,301
   KLA-Tencor Corp. ..................................   United States        161      7,850
   L-3 Communications Holdings Inc. ..................   United States        139     10,991
(a)Lam Research Corp. ................................   United States        115      3,504
   Linear Technology Corp. ...........................   United States        793     29,809
   Motorola Inc. .....................................   United States        483     10,669
   Nokia Corp., ADR ..................................      Finland           665     11,245
(a)Powerwave Technologies Inc. .......................   United States        307      3,988
   QUALCOMM Inc. .....................................   United States        983     43,989
   Rockwell Automation Inc. ..........................   United States        214     11,321
(a)Silicon Laboratories Inc. .........................   United States         34      1,033
(a)Sycamore Networks Inc. ............................   United States         48        181
   Texas Instruments Inc. ............................   United States         33      1,119
(a)Varian Inc. .......................................   United States        342     11,737
   Xilinx Inc. .......................................   United States          3         84
                                                                                    --------
                                                                                     474,118
                                                                                    --------


                                        Quarterly Statements of Investments | 11

INSTITUTIONAL FIDUCIARY TRUST

-----------------------------------------------------------------------------------------
   FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND      COUNTRY       SHARES     VALUE
-----------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   ENERGY MINERALS 3.0%
   Apache Corp. ...................................   United States         56   $  4,212
   Devon Energy Corp. .............................   United States        540     37,066
   ExxonMobil Corp. ...............................   United States         15        953
   Frontier Oil Corp. .............................   United States         42      1,863
   Kerr-McGee Corp. ...............................   United States        132     12,819
(a)NRG Energy Inc. ................................   United States        209      8,903
   Peabody Energy Corp. ...........................   United States        132     11,134
   Valero Energy Corp. ............................   United States         86      9,723
                                                                                 --------
                                                                                   86,673
                                                                                 --------
   FINANCE 8.4%
   AFLAC Inc. .....................................   United States        580     26,274
   American Financial Group Inc. ..................   United States        177      6,006
(a)AmeriCredit Corp. ..............................   United States        284      6,779
   Amerus Group Co. ...............................   United States          4        230
(a)Berkshire Hathaway Inc., B .....................   United States          5     13,655
   Capital One Financial Corp. ....................   United States         32      2,545
   CIT Group Inc. .................................   United States         11        497
   Countrywide Financial Corp. ....................   United States        163      5,376
   Downey Financial Corp. .........................   United States         58      3,532
(a)E*TRADE Financial Corp. ........................   United States        718     12,637
   Fannie Mae .....................................   United States        309     13,849
   FBL Financial Group Inc., A ....................   United States        111      3,324
   Federated Investors Inc., B ....................   United States         96      3,190
   Fidelity National Financial Inc. ...............   United States        304     13,534
   First American Corp. ...........................   United States        174      7,947
   Freddie Mac ....................................   United States        178     10,050
   Golden West Financial Corp. ....................   United States        239     14,194
   Horace Mann Educators Corp. ....................   United States        106      2,097
   LandAmerica Financial Group Inc. ...............   United States         34      2,198
   Marsh & McLennan Cos. Inc. .....................   United States        355     10,788
   MetLife Inc. ...................................   United States         57      2,840
(a)Metris Cos. Inc. ...............................   United States         16        234
   Montpelier Re Holdings Ltd. ....................      Bermuda           274      6,809
   RLI Corp. ......................................   United States        137      6,338
   StanCorp Financial Group Inc. ..................   United States         12      1,010
   Stewart Information Services Corp. .............   United States         75      3,840
   UICI ...........................................   United States        466     16,776
   Wells Fargo & Co. ..............................   United States        446     26,122
(a)WFS Financial Inc. .............................   United States        120      8,063
   XL Capital Ltd., A .............................      Bermuda            35      2,381
   Zenith National Insurance Corp. ................   United States        112      7,021
                                                                                 --------
                                                                                  240,136
                                                                                 --------
   HEALTH SERVICES 4.1%
(a)Caremark Rx Inc. ...............................   United States        539     26,912
   CIGNA Corp. ....................................   United States         14      1,650
(a)Express Scripts Inc. ...........................   United States        150      9,330


12 | Quarterly Statements of Investments

INSTITUTIONAL FIDUCIARY TRUST

-----------------------------------------------------------------------------------------
   FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND      COUNTRY       SHARES     VALUE
-----------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   HEALTH SERVICES (CONT.)
   HCA Inc. .......................................   United States        109   $  5,223
(a)Health Net Inc., A .............................   United States         81      3,833
   Quest Diagnostics Inc. .........................   United States        182      9,198
   UnitedHealth Group Inc. ........................   United States        322     18,097
(a)VCA Antech Inc. ................................   United States        437     11,152
(a)Wellpoint Inc. .................................   United States        400     30,328
                                                                                 --------
                                                                                  115,723
                                                                                 --------
   HEALTH TECHNOLOGY 15.0%
   Abbott Laboratories ............................   United States        892     37,821
   Alpharma Inc., A ...............................   United States        369      9,177
(a)Amgen Inc. .....................................   United States        990     78,873
(a)Bio-Rad Laboratories Inc., A ...................   United States         64      3,519
   Biomet Inc. ....................................   United States        134      4,651
(a)Boston Scientific Corp. ........................   United States        787     18,392
   Cooper Cos. Inc. ...............................   United States         35      2,681
   Eli Lilly & Co. ................................   United States        236     12,631
(a)Genentech Inc. .................................   United States        106      8,926
   Guidant Corp. ..................................   United States         89      6,131
(a)Invitrogen Corp. ...............................   United States         38      2,859
   Johnson & Johnson ..............................   United States      1,900    120,232
(a)King Pharmaceuticals Inc. ......................   United States        217      3,338
   Medtronic Inc. .................................   United States        488     26,167
   Merck & Co. Inc. ...............................   United States        176      4,789
   Pall Corp. .....................................   United States         82      2,255
   Pfizer Inc. ....................................   United States      1,096     27,367
   Schering-Plough Corp. ..........................   United States         40        842
(a)Sepracor Inc. ..................................   United States         38      2,242
   Serono SA, ADR .................................    Switzerland          50        823
(a)Varian Medical Systems Inc. ....................   United States        419     16,555
(a)Waters Corp. ...................................   United States         14        582
   Wyeth ..........................................   United States        472     21,839
(a)Zimmer Holdings Inc. ...........................   United States        192     13,227
                                                                                 --------
                                                                                  425,919
                                                                                 --------
   INDUSTRIAL SERVICES 1.7%
(a)Cal Dive International Inc. ....................   United States        125      7,926
(a)Jacobs Engineering Group Inc. ..................   United States         54      3,640
(a)McDermott International Inc. ...................   United States        356     13,033
   Smith International Inc. .......................   United States        336     11,192
(a)Veritas DGC Inc. ...............................   United States        356     13,037
(a)Washington Group International Inc. ............   United States          2        108
                                                                                 --------
                                                                                   48,936
                                                                                 --------
   NON-ENERGY MINERALS 1.2%
   Cemex SA, ADR ..................................      Mexico            170      8,891
   Louisiana-Pacific Corp. ........................   United States         87      2,409
   Nucor Corp. ....................................   United States         25      1,475
   Quanex Corp. ...................................   United States         70      4,635


                                        Quarterly Statements of Investments | 13

INSTITUTIONAL FIDUCIARY TRUST

-----------------------------------------------------------------------------------------
   FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND      COUNTRY       SHARES     VALUE
-----------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   NON-ENERGY MINERALS (CONT.)
   Southern Peru Copper Corp. .....................   United States        141   $  7,890
   Texas Industries Inc. ..........................   United States        182      9,901
                                                                                 --------
                                                                                   35,201
                                                                                 --------
   PROCESS INDUSTRIES 2.0%
   Agrium Inc. ....................................      Canada            347      7,624
   Bunge Ltd. .....................................   United States        363     19,101
   Eastman Chemical Co. ...........................   United States         22      1,033
(a)FMC Corp. ......................................   United States         86      4,921
(a)Headwaters Inc. ................................   United States         80      2,992
   Lyondell Chemical Co. ..........................   United States        545     15,598
   Potlatch Corp. .................................   United States         88      4,586
                                                                                 --------
                                                                                   55,855
                                                                                 --------
   PRODUCER MANUFACTURING 6.8%
   3M Co. .........................................   United States        444     32,572
   ArvinMeritor Inc. ..............................   United States         91      1,522
   General Electric Co. ...........................   United States      2,683     90,337
(a)Mettler-Toledo International Inc. ..............    Switzerland         233     11,878
   PACCAR Inc. ....................................   United States        147      9,980
(a)Terex Corp. ....................................   United States        166      8,205
   United Technologies Corp. ......................   United States        778     40,331
                                                                                 --------
                                                                                  194,825
                                                                                 --------
   REAL ESTATE INVESTMENT TRUSTS 0.0%(b)
   Alexandria Real Estate Equities Inc. ...........   United States          7        579
   Boston Properties Inc. .........................   United States          3        213
                                                                                 --------
                                                                                      792
                                                                                 --------
   RETAIL TRADE 7.3%
   Abercrombie & Fitch Co., A .....................   United States         87      4,337
(a)Aeropostale Inc. ...............................   United States         41        871
   Best Buy Co. Inc. ..............................   United States        157      6,834
   Big 5 Sporting Goods Corp. .....................   United States         23        549
   Borders Group Inc. .............................   United States         16        355
   Burlington Coat Factory Warehouse Corp. ........   United States        165      6,277
(a)Charming Shoppes Inc. ..........................   United States        696      7,426
   Home Depot Inc. ................................   United States        620     23,647
(a)Kohl's Corp. ...................................   United States         33      1,656
   Longs Drug Stores Inc. .........................   United States         37      1,587
   Lowe's Cos. Inc. ...............................   United States        858     55,255
(a)Netflix Inc. ...................................   United States         21        546
(a)Pacific Sunwear of California Inc. .............   United States        391      8,383
(a)Pantry Inc. ....................................   United States         55      2,055
   Ross Stores Inc. ...............................   United States        129      3,057


14 | Quarterly Statements of Investments

INSTITUTIONAL FIDUCIARY TRUST

------------------------------------------------------------------------------------------
   FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND      COUNTRY       SHARES      VALUE
------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   RETAIL TRADE (CONT.)
   Target Corp. ...................................   United States        223   $  11,580
   TJX Cos. Inc. ..................................   United States          3          62
(a)Too Inc. .......................................   United States        127       3,484
   Tuesday Morning Corp. ..........................   United States         29         750
   Wal-Mart Stores Inc. ...........................   United States      1,382      60,559
   Walgreen Co. ...................................   United States        174       7,560
                                                                                 ---------
                                                                                   206,830
                                                                                 ---------
   TECHNOLOGY SERVICES 12.9%
(a)Accenture Ltd., A ..............................      Bermuda           692      17,618
   Autodesk Inc. ..................................   United States        298      13,839
(a)Cognizant Technology Solutions Corp., A ........   United States          8         373
(a)Cognos Inc. ....................................      Canada              3         117
(a)CSG Systems International Inc. .................   United States        100       2,171
(a)Earthlink Inc. .................................   United States        732       7,832
   Fair Isaac Corp. ...............................   United States         48       2,150
   First Data Corp. ...............................   United States        769      30,760
(a)Google Inc., A .................................   United States         91      28,798
(a)Informatica Corp. ..............................   United States        116       1,394
   International Business Machines Corp. ..........   United States        243      19,493
(a)Mercury Interactive Corp. ......................   United States        223       8,831
   Microsoft Corp. ................................   United States      5,289     136,086
(a)Netease.com Inc., ADR ..........................       China             60       5,401
(a)Novell Inc. ....................................   United States        515       3,837
(a)Oracle Corp. ...................................   United States        688       8,524
   Paychex Inc. ...................................   United States        939      34,818
   SAP AG, ADR ....................................      Germany            23         997
(a)Sybase Inc. ....................................   United States        509      11,921
(a)Symantec Corp. .................................   United States        137       3,104
(a)Yahoo! Inc. ....................................   United States        814      27,546
                                                                                 ---------
                                                                                   365,610
                                                                                 ---------
   TRANSPORTATION 2.4%
   (a) Continental Airlines Inc., B ...............   United States        451       4,357
   Expeditors International of Washington Inc. ....   United States        320      18,170
   Knightsbridge Tankers Ltd. .....................      Bermuda           289      10,629
   Overseas Shipholding Group Inc. ................   United States        216      12,599
   Southwest Airlines Co. .........................   United States      1,277      18,963
   (a) Yellow Roadway Corp. .......................   United States         69       2,858
                                                                                 ---------
                                                                                    67,576
                                                                                 ---------
    TOTAL COMMON STOCKS (COST $2,556,597) .........                              2,833,942
                                                                                 =========


                                        Quarterly Statements of Investments | 15

INSTITUTIONAL FIDUCIARY TRUST

----------------------------------------------------------------------------------------------------------
   FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                   COUNTRY       SHARES       VALUE
----------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENT (COST $14,136) 0.5%
   MONEY FUND 0.5%
(c)Franklin Institutional Fiduciary Trust Money Market Portfolio   United States     14,136   $    14,136
                                                                                              ------------
   TOTAL INVESTMENTS (COST $2,570,733) 100.1% ..................                                2,848,078
   OTHER ASSETS, LESS LIABILITIES (0.1)% .......................                                   (1,809)
                                                                                              ------------
   NET ASSETS 100.0% ...........................................                              $ 2,846,269
                                                                                              ============

See Selected Portfolio Abbreviations on page 18.

(a)   Non-income producing.

(b)   Rounds to less than 0.05% of net assets.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


16 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

INSTITUTIONAL FIDUCIARY TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

-------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO                             SHARES            VALUE
-------------------------------------------------------------------------------
MUTUAL FUND (COST $3,711,830,095) 100.3%
The Money Market Portfolio .................   3,711,830,095    $3,711,830,095
OTHER ASSETS, LESS LIABILITIES (0.3)% ......                       (11,125,432)
                                                                ---------------
NET ASSETS 100.0% ..........................                    $3,700,704,663
                                                                ===============


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 17

INSTITUTIONAL FIDUCIARY TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS:

ADR - American Depository Receipt


18 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

INSTITUTIONAL FIDUCIARY TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Institutional Fiduciary Trust is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of four series (the Funds).

The Franklin Cash Reserves Fund and the Money Market Portfolio invest substantially all of their assets in the The Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Statement of Investments of the Portfolio is included elsewhere in this report and should be read in conjunction with the funds' Statements of Investments.

1. INCOME TAXES

At September 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                              -------------------------------
                                                FRANKLIN         FRANKLIN
                                               STRUCTURED       STRUCTURED
                                              LARGE CAPCORE  LARGE CAP GROWTH
                                               EQUITY FUND      EQUITY FUND
                                              -------------------------------
Cost of investments .......................   $   2,808,810    $   2,596,654
                                              -------------------------------
Unrealized appreciation ...................   $     377,682    $     339,458
Unrealized depreciation ...................        (146,192)         (88,034)
                                              -------------------------------
Net unrealized appreciation (depreciation)    $     231,490    $     251,424
                                              ===============================

At September 30, 2005, the cost of investments for book and income tax purposes was the same for the Franklin Cash Reserves Fund and the Money Market Portfolio.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                        Quarterly Statements of Investments | 19

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------
   THE MONEY MARKET PORTFOLIO                                                               PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------
   BANK NOTES (COST $150,000,000) 2.7%
   Bank of America NA, 3.85%, 11/28/05 - 11/30/05 ....................................       $  150,000,000    $  150,000,000
                                                                                                               --------------

   CERTIFICATES OF DEPOSIT 39.5%
   Abbey National North America, Stamford Branch, 3.74%, 10/31/05 - 11/18/05 .........          175,000,000       175,001,760
   Bank of Montreal, Chicago Branch, 3.66% - 3.75%, 10/24/05 - 10/26/05 ..............          175,000,000       175,000,517
   Bank of Nova Scotia, Portland Branch, 3.63%, 10/27/05 - 10/28/05 ..................          150,000,000       150,000,548
   Banque Nationale de Paris, New York Branch, 3.625% - 3.665%, 10/18/05 - 10/28/05 ..          175,000,000       175,000,000
   Barclay's Bank PLC, New York Branch, 3.73% - 3.765%, 10/20/05 - 11/01/05 ..........          175,000,000       175,000,862
   Calyon North America Inc., New York Branch, 3.575%, 10/05/05 ......................          150,000,000       150,000,000
   Dexia Credit Local, New York Branch, 3.63%, 10/17/05 ..............................          150,000,000       150,000,331
   Lloyds Bank PLC, New York Branch, 3.68%, 11/14/05 .................................          150,000,000       150,001,822
   Rabobank Nederland N.V., New York Branch, 3.76%, 11/17/05 .........................           75,000,000        75,000,000
   Royal Bank of Canada, New York Branch, 3.66%, 11/08/05 ............................           75,000,000        75,000,787
   Societe Generale North America, New York Branch, 3.62% - 3.77%, 10/13/05 - 11/01/05          200,000,000       200,000,000
   Svenska Handelsbanken, New York Branch, 3.54% - 3.615%, 10/07/05 - 10/11/05 .......          175,000,000       175,000,269
   UBS AG, Stamford Branch, 3.65% - 3.87%, 10/24/05 - 11/28/05 .......................          175,000,000       175,000,635
   Wells Fargo Bank NA, San Francisco Branch, 3.75%, 10/31/05 ........................          175,000,000       174,998,490
                                                                                                               --------------
   TOTAL CERTIFICATES OF DEPOSIT (COST $2,175,006,021) ...............................                          2,175,006,021
                                                                                                               --------------

(a)COMMERCIAL PAPER 47.7%
   ANZ (Delaware) Inc., 10/03/05 - 10/11/05 ..........................................          125,000,000       124,915,792
   BP Capital Markets PLC, 10/03/05 ..................................................          250,100,000       250,046,178
   Commonwealth Bank of Australia, 10/04/05 - 11/29/05 ...............................          175,000,000       174,498,000
   Danske Corp., 10/06/05 ............................................................          179,111,000       179,021,444
   DEPFA Bank PLC, 10/14/05 - 10/18/05 ...............................................          150,000,000       149,781,681
   General Electric Capital Corp., 11/02/05 - 11/03/05 ...............................          150,000,000       149,504,375
   Glaxosmithkline Finance PLC, 10/12/05 .............................................          100,000,000        99,891,528
   HBOS Treasury Services, 10/19/05 (United Kingdom) .................................          150,000,000       149,728,875
   ING U.S. Funding Corp., 10/25/05 - 11/07/05 .......................................          175,000,000       174,443,361
   Morgan Stanley Group Inc., 10/03/05 - 10/28/05 ....................................          250,000,000       249,606,569
   Pepsico Inc., 10/07/05 - 11/04/05 .................................................          170,490,000       170,086,543
   Procter & Gamble Co., 10/11/05 - 10/31/05 .........................................          155,000,000       154,703,287
   Royal Bank of Canada, 10/21/05 ....................................................          100,000,000        99,797,778
   Royal Bank of Scotland PLC, 10/20/05 ..............................................           75,000,000        74,857,104
   Shell Finance UK PLC, 10/03/05 ....................................................           50,000,000        49,990,222
   Shell International Finance, 10/03/05 .............................................          100,000,000        99,361,667
   Siemens Capital Corp., 10/07/05 ...................................................           50,000,000        49,970,250
   Toyota Motor Credit Corp., 10/31/05 - 11/04/05 ....................................          150,000,000       149,499,291
   UBS AG Finance Delaware LLC, 10/03/05 .............................................           75,000,000        74,983,917
                                                                                                               --------------
   TOTAL COMMERCIAL PAPER (COST $2,624,687,862) ......................................                          2,624,687,862
                                                                                                               --------------
(a)U.S. GOVERNMENT AND AGENCY SECURITIES (COST $19,956,507) 0.4%
   Federal Home Loan Bank, 10/03/05 ..................................................           19,960,000        19,956,507
                                                                                                               --------------


20 | Quarterly Statements of Investments

THE MONEY MARKET PORTFOLIOS

-----------------------------------------------------------------------------------------------------------------------------
    THE MONEY MARKET PORTFOLIO                                                            PRINCIPAL AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------
 (b)REPURCHASE AGREEMENTS 9.6%
    ABN AMRO Bank, N.V., New York Branch, 3.65%, 10/03/05 (Maturity Value $165,050,188)
      Collateralized by (a)U.S. Government Agency Securities, 11/14/05 ................      $165,000,000      $  165,000,000
    Deutsche Bank Securities Inc., 3.24%, 10/03/2005 (Maturity Value $102,777,743)
      Collateralized by (a)U.S. Treasury Bills, 2/23/06; and U.S. Treasury Notes,
        1.875%, 1/31/06 ...............................................................       102,750,000         102,750,000
    Morgan Stanley & Co. Inc., 3.25%, 10/03/05 (Maturity Value $102,782,829)
      Collateralized by U.S. Treasury Notes, 3.50%, 2/15/10 ...........................       102,755,000         102,755,000
    UBS Securities LLC, 3.60%, 10/03/05 (Maturity Value $155,046,500)
      Collateralized by U.S. Government Agency Securities, 4.00% - 6.00%,
        12/15/05 - 5/23/07 ............................................................       155,000,000         155,000,000
                                                                                                               --------------
    TOTAL REPURCHASE AGREEMENTS (COST $525,505,000) ...................................                           525,505,000
                                                                                                               --------------
    TOTAL INVESTMENTS (COST $5,495,155,390) 99.9% .....................................                         5,495,155,390
    OTHER ASSETS, LESS LIABILITIES 0.1% ...............................................                             5,754,663
                                                                                                               --------------
    NET ASSETS 100.0% .................................................................                        $5,500,910,053
                                                                                                               ==============

(a) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(b) At September 30, 2005, all repurchase agreements had been entered into on that date.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 21

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------
    THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                               PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------
    U.S. GOVERNMENT SECURITIES 12.8%
 (a)U.S. Treasury Bill, 10/06/05 ....................................................      $ 2,500,000      $ 2,498,946
 (a)U.S. Treasury Bill, 11/17/05 ....................................................        2,500,000        2,489,670
 (a)U.S. Treasury Bill, 12/08/05 ....................................................        2,500,000        2,484,062
 (a)U.S. Treasury Bill, 12/22/05 ....................................................        2,500,000        2,481,692
    U.S. Treasury Note, 2.50%, 5/31/06 ..............................................        2,500,000        2,482,813
                                                                                                            -----------
    TOTAL U.S. GOVERNMENT SECURITIES (COST $12,437,183) .............................                        12,437,183
                                                                                                            -----------
 (b)REPURCHASE AGREEMENTS 87.2%
    ABN AMRO Bank, N.V., New York Branch, 3.20%, 10/03/05 (Maturity Value $5,001,333)
      Collateralized by U.S. Treasury Notes, 3.125%, 10/15/08 .......................        5,000,000        5,000,000
    Banc of America Securities LLC, 3.15%, 10/03/05 (Maturity Value $5,001,313)
      Collateralized by U.S. Treasury Notes, 3.875%, 5/15/09 ........................        5,000,000        5,000,000
    Barclays Capital Inc., 3.20%, 10/03/05 (Maturity Value $5,001,333)
      Collateralized by U.S. Treasury Notes, 3.125%, 9/15/08 ........................        5,000,000        5,000,000
    Bear, Stearns & Co. Inc., 3.20%, 10/03/05 (Maturity Value $5,001,333)
      Collateralized by U.S. Treasury Notes, 2.875%, 11/30/06 .......................        5,000,000        5,000,000
    Deutsche Bank Securities Inc., 3.24%, 10/03/05 (Maturity Value $17,449,710)
      Collateralized by (a)U.S. Treasury Bills, 10/06/05 ............................       17,445,000       17,445,000
    Dresdner Kleinwort Wasserstein Securites LLC, 3.25%, 10/03/05 (Maturity Value
      $10,002,708) Collateralized by (a)U.S. Treasury Bills, 12/22/05 ...............       10,000,000       10,000,000
    Goldman, Sachs, & Co., 3.15%, 10/03/05, (Maturity Value $5,001,313)
      Collateralized by U.S. Treasury Notes, 6.50%, 2/15/10 .........................        5,000,000        5,000,000
    Merrill Lynch Government Securities, 3.10%, 10/03/05 (Maturity Value $5,001,292)
      Collateralized by U.S. Treasury Notes, 1.50%, 3/31/06 .........................        5,000,000        5,000,000
    Morgan Stanley & Co. Inc., 3.25%, 10/03/05 (Maturity Value $17,449,725)
      Collateralized by U.S. Treasury Notes, 4.00%, 3/15/10 - 4/15/10 ...............       17,445,000       17,445,000
    UBS Securities LLC, 3.30%,
        10/03/05 (Maturity Value $9,241,541)
         Collateralized by U.S. Treasury Notes, 2.00%, 5/15/06 ......................        9,239,000        9,239,000
        10/03/05 (Maturity Value $761,209)
         Collateralized by U.S. Treasury Notes, 4.00%, 6/15/09 ......................          761,000          761,000
                                                                                                            -----------
    TOTAL REPURCHASE AGREEMENTS (COST $84,890,000) ..................................                        84,890,000
                                                                                                            -----------
    TOTAL INVESTMENTS (COST $97,327,183) 100.0% .....................................                        97,327,183
    OTHER ASSETS, LESS LIABILITIES 0.0%(c) ..........................................                            14,107
                                                                                                            -----------
    NET ASSETS 100.0% ...............................................................                       $97,341,290
                                                                                                            ===========

(a) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(b) At September 30, 2005, all repurchase agreements had been entered into on that date.

(c)   Rounds to less than 0.05% of net assets.


22 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

THE MONEY MARKET PORTFOLIOS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

The Money Market Portfolios is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios.

1.    INCOME TAXES

At September 30, 2005, the cost of investments for book and income tax purposes was the same.

For information regarding the funds' policy regarding valuation of investments and other significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.


                                        Quarterly Statements of Investments | 23



Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INSTITUTIONAL FIDUCIARY TRUST

By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 21, 2005


By /s/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    November 21, 2005







                                Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have  reviewed  this  report on Form N-Q of  Institutional  Fiduciary
Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

November 21, 2005


/s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration













I, Galen G. Vetter, certify that:

      1. I have  reviewed  this  report on Form N-Q of  Institutional  Fiduciary
Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

November 21, 2005


/s/GALEN G. VETTER
Chief Financial Officer